UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             05/25/99
       ------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------

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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:        $116,048
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 ------------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   ------------------------------

      3               28-7474                   Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   ------------------------------


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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105    9,767 2,232,400 SH      SHARED-OTHER      1,2       2,232,400
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FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105    3,567   815,400 SH      SHARED-OTHER      1,3         815,400
-----------------------------------------------------------------------------------------------------------------------------------
CRESCENT OPER INC                 COM            22575M100      417   115,015 SH      SHARED-OTHER      1,2         115,015
-----------------------------------------------------------------------------------------------------------------------------------
CRESCENT OPER INC                 COM            22575M100      727   200,575 SH      SHARED-OTHER      1,3         200,575
-----------------------------------------------------------------------------------------------------------------------------------
FARM FAMILY HLDGS INC             COM            307901108   11,586   364,900 SH      SHARED-OTHER      1,2         364,900
-----------------------------------------------------------------------------------------------------------------------------------
FARM FAMILY HLDGS  INC            COM            307901108    1,054    33,200 SH      SHARED-OTHER      1,3          33,200
-----------------------------------------------------------------------------------------------------------------------------------
KRANZCO RLTY TR                   COM SH BEN INT 50076E103      220     8,470 SH      SHARED-OTHER      1,2           8,470
-----------------------------------------------------------------------------------------------------------------------------------
HALLWOOD RLTY PARTNERS LP         DEPOSIT UT NEW 40636T203   12,865   247,994 SH      SHARED-OTHER      1,2         247,994
-----------------------------------------------------------------------------------------------------------------------------------
WELLSFORD REAL PPTYS INC          COM            950240101   13,843 1,593,532 SH      SHARED-OTHER      1,2       1,593,532
-----------------------------------------------------------------------------------------------------------------------------------
WELLSFORD REAL PPTYS INC          COM            950240101    8,576   980,100 SH      SHARED-OTHER      1,3         980,100
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE  INC              COM            68210B108    4,560 1,215,900 SH      SHARED-OTHER      1,3       1,215,900
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTE INV INC DEL               COM            530154103    2,107   636,000 SH      SHARED-OTHER      1,2         636,000
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTE INV INC DEL               COM            530154103      124    37,500 SH      SHARED-OTHER      1,3          37,500
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RLTY TR                  SH BEN INT     048798102    1,344   193,711 SH      SHARED-OTHER      1,2         193,711
-----------------------------------------------------------------------------------------------------------------------------------

ATLANTIC RLTY TR                  SH BEN INT     048798102      210    30,300 SH      SHARED-OTHER      1,3          30,300
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CRIIMI MAE INC                    COM            226603108    9,955  3,704,100 SH     SHARED-OTHER      1,2       3,704,100
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE INC                    COM            226603108    3,975  1,479,200 SH     SHARED-OTHER      1,3       1,479,200
-----------------------------------------------------------------------------------------------------------------------------------
APTMT INVT & MGMT CO              PFD CONV CLE   03748R606   11,468    316,363 SH     SHARED-OTHER      1,2         316,363
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103    1,471    245,210 SH     SHARED-OTHER      1,2         245,210
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103    1,238    206,315 SH     SHARED-OTHER      1,3         206,315
-----------------------------------------------------------------------------------------------------------------------------------
GARDNER DENVER INC                COM            365558105    5,905    371,950 SH     SHARED-OTHER      1,2         371,950
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GARDNER DENVER INC                COM            365558103    1,364     85,950 SH     SHARED-OTHER      1,3          85,950
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ROHN INDS INC                     COM            775381106    2,551  1,149,900 SH     SHARED-OTHER      1,2       1,149,900
-----------------------------------------------------------------------------------------------------------------------------------
ROHN INDS INC                     COM            775381106      621    280,100 SH     SHARED-OTHER      1,3         280,100
-----------------------------------------------------------------------------------------------------------------------------------
LINCOLN BANCORP IND               COM            532879103    1,158    110,900 SH     SHARED-OTHER      1,2         110,900
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LINCOLN BANCORP IND               COM            532879103      278     26,600 SH     SHARED-OTHER      1,3          26,600
-----------------------------------------------------------------------------------------------------------------------------------
MORTON INDUSTRIAL GROUP           COM            619328107    1,098    123,700 SH     SHARED-OTHER      1,2         123,700
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SYNTROLEUM CORP                   COM            871630109      367  2,246,883 SH     SHARED-OTHER      1,2       2,246,883
-----------------------------------------------------------------------------------------------------------------------------------
SYNTROLEUM CORP                   COM            871630109      279  1,710,038 SH     SHARED-OTHER      1,3       1,710,038
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EXCEL LEGACY CORP                 COM            300665106    2,466    716,540 SH     SHARED-OTHER      1,2         716,540
-----------------------------------------------------------------------------------------------------------------------------------
EXCEL LEGACY CORP                 COM            300665106      887    258,020 SH     SHARED-OTHER      1,3          258,020

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CONFIDENTIAL PORTIONS OMITTED AND FILED SEPARATELY WITH THE SEC.
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